Stockholders' Equity - Additional Information (Details)				4 Months Ended	6 Months Ended
	Oct. 23, 2020 shares	Oct. 20, 2020 shares	Sep. 14, 2020 shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2021 shares	Sep. 09, 2020 shares	Aug. 30, 2020 shares
Stock split ratio		0.857
Underwriter options exercised	1,312,500
Stock split, description				The Class B common stock will automatically convert into Class A common stock at the time of the initial Business Combination on a one-for-one basis, subject to increase in respect of the issuance of certain securities, as provided herein	The Class B common stock will automatically convert into Class A common stock at the time of the initial Business Combination on a one-for-one basis, subject to increase in respect of the issuance of certain securities, as provided herein.
Preferred stock, authorized				1,000,000	1,000,000
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0
Preferred stock, outstanding				0	0
Class A Common Stock
Common stock, authorized				100,000,000	100,000,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Common stock, outstanding				40,250,000	40,250,000
Common stock, issued				40,250,000	40,250,000
Common stock shares, possible redemption				33,488,198	34,569,314
Common stock, issued				6,761,802	5,680,686
Common stock, outstanding				6,761,802	5,680,686	6,245,350		0
Class B Common Stock
Common stock, authorized				20,000,000	20,000,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Common stock, outstanding				10,062,500
Common stock, issued				10,062,500	10,062,500		11,500,000
Common stock, outstanding				10,062,500	10,062,500	10,062,500		0
Class B Common Stock | Founder
Reverse split description		Company effectuated a 6-for-7 stock split of the founder shares	Company effectuated an 0.75-for-1 reverse split of the Founder Shares
Stock split ratio		0.857	0.75
Common stock, outstanding		10,062,500	8,625,000		10,062,500
Ownership percentage on common stock issued and outstanding		20.00%		20.00%	20.00%
Class B Common Stock | Founder | Over-Allotment Units
Underwriter options exercised	1,312,500
Class B Common Stock | Founder | Over-Allotment Units | Maximum
Shares forfeited		1,312,500